Cover	Dec. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-15409
Entity Registrant Name	Pillarstone Capital REIT
Entity Central Index Key	0000928953
Entity Tax Identification Number	39-6594066
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2600 South Gessner
Entity Address, Address Line Two	Suite 555
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77063
City Area Code	832
Local Phone Number	810-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false